Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gains	$ 5,433		$ 44,787	[1]	$ 15,709	[1]
Gross (losses) on sales of securities	0		(8,623)		(1)
Net gain/(loss) on sales of securities	5,433	[2]	36,164	[2]	15,708	[2]
Venture capital investments	(4,700)	[3]	0		(4,598)	[3]
Net other than temporary impairment ("OTTI") recorded	(40)	[4]	0		(188)	[4]
Total securities gain/ (loss), net	693		36,164		10,922
Sales and prepayments	47,536		495,095		528,767
Visa Class B Shares [Member]
Available-for-sale Securities, Gross Realized Gains			$ 35,100		$ 14,800

[1]	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to sale of Visa Class B shares.
[2]	Proceeds from sales during the 2012, 2011 and 2010 were $47.5 million, $495.1 million and $528.8 million respectively.
[3]	Generally includes write-offs and /or unrealized fair value adjustments related to venture capital investments.
[4]	OTTI recorded in 2012 and 2010 is related to equity securities.